Concentration of major customers and suppliers (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Supplier One [Member]
Concentration risk percentage	36.00%	35.00%
Supplier One [Member] | Accounts Receivable [Member]
Concentration risk percentage	31.00%		40.00%
Customer one [Member]
Concentration risk percentage	59.00%	27.00%
Customer one [Member] | Accounts Receivable [Member]
Concentration risk percentage	36.00%		34.00%
Customer Two [Member]
Concentration risk percentage	10.00%	16.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	34.00%		29.00%
Customer Three [Member]
Concentration risk percentage		10.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	15.00%		22.00%
Supplier Two [Member]
Concentration risk percentage	15.00%	10.00%
Supplier Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	16.00%		23.00%
Supplier Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	15.00%		14.00%
Supplier Four [Member] | Accounts Receivable [Member]
Concentration risk percentage	11.00%
Customer Four [Member] | Accounts Receivable [Member]
Concentration risk percentage	14.00%		12.00%